Income tax expense (Details) ¥ in Thousands	12 Months Ended				30 Months Ended
	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 CNY (¥)	Jun. 30, 2027	Dec. 31, 2024 CNY (¥)
Income tax expense
Tax rate (as a percent)	25.00%	25.00%	25.00%	25.00%
Period of statute of limitations, if underpayment of income taxes is due to computational errors (in years)	3 years	3 years
Provision for the Chinese dividend withholding taxes	¥ 0
Deferred income tax liability not recorded in respect of undistributed earnings	686,100
Unrecognized tax benefits	¥ 0		¥ 0			¥ 0
Guangzhou Pinwei Software Co., Ltd
Income tax expense
Income tax beneficial rate (as a percent)	15.00%	15.00%	15.00%	15.00%
HNTE qualification reapplication period (in years)	3 years	3 years
Cayman Islands
Income tax expense
Withholding tax upon payments of dividends (as a percent)	0.00%	0.00%
Hong Kong and Singapore
Income tax expense
Tax loss carried forward of certain subsidiaries and VIEs	¥ 569,400		¥ 470,600	¥ 301,700		¥ 470,600
HONG KONG | First Two Million Hong Kong Dollars Of Profit
Income tax expense
Current rate of taxation (as a percent)	8.25%	8.25%
HONG KONG | After Two Million Hong Kong Dollars Of Profit
Income tax expense
Current rate of taxation (as a percent)	16.50%	16.50%
SINGAPORE
Income tax expense
Current rate of taxation (as a percent)	17.00%	17.00%
Income tax beneficial rate (as a percent)					15.00%	10.00%
People's Republic of China
Income tax expense
Tax rate (as a percent)	25.00%	25.00%
Period of statute of limitations under special circumstances not clearly defined (in years)	5 years	5 years
Minimum underpayment of income tax liability subject to five years statute of limitations	¥ 100	$ 14,300
Period of statute of limitations in case of transfer pricing related adjustment (in years)	10 years	10 years
Withholding tax rate for dividends paid by PRC subsidiaries (as a percent)	10.00%	10.00%
Threshold percentage ownership by residents which meet the criteria of beneficial owner in the Hong Kong SAR for withholding tax (as a percent)	25.00%
Withholding tax rate for subsidiary 25% or more directly owned by residents which meet the criteria of beneficial owner in Hong Kong SAR (as a percent)	5.00%	5.00%
Accrued withholding tax	¥ 261,600		649,900	148,800		¥ 649,900
Undistributed earnings of the Group's subsidiaries and the VIEs in the PRC	13,720,000
Tax loss carried forward of certain subsidiaries and VIEs	¥ 1,680,000		¥ 1,750,000	¥ 1,900,000		¥ 1,750,000
People's Republic of China | Vipshop Guangzhou Software Co Ltd
Income tax expense
Income tax beneficial rate (as a percent)	12.50%	12.50%
Percentage of reduction in income tax exemption (as a percent)	50.00%	50.00%
People's Republic of China | Vipshop (Xian) E - Commerce Co., Ltd., Vipshop (Jianyang) E-Commerce Co., Ltd. and Chongqing Vipshop E-Commerce Co., Ltd.
Income tax expense
Income tax beneficial rate (as a percent)	15.00%	15.00%	15.00%	15.00%
People's Republic of China | Chongqing Pinwei E commerce Co., Ltd.
Income tax expense
Income tax beneficial rate (as a percent)	15.00%	15.00%	15.00%